Integration	12 Months Ended
Dec. 31, 2010
Integration [Abstract]
Integration
Note 3 — Integration
In connection with its acquisition of Arrow International, Inc. (“Arrow”) in October 2007, the Company formulated a plan related to the integration of Arrow and the Company’s Medical businesses. The integration plan focuses on the closure of Arrow corporate functions and the consolidation of manufacturing, sales, marketing and distribution functions in North America, Europe and Asia. The Company finalized its estimate of the costs to implement the plan in the fourth quarter of 2008. The Company has accrued estimates for certain costs, related primarily to personnel reductions and facility closures and the termination of certain distribution agreements.
Set forth below is the activity in the integration cost accrual from December 31, 2008 through December 31, 2010:

	Involuntary
	Employee	Facility	Contract	Other
	Termination	Closure	Termination	Integration
	Benefits	Costs	Costs	Costs	Total
	(Dollars in millions)
Balance at December 31, 2008	$4.3	$0.8	$4.8	$0.7	$10.6
Cash payments	(0.1)	(0.3)	(1.9)	—	(2.3)
Adjustments to reserve	(3.8)	—	0.1	(0.7)	(4.4)
Foreign currency translation	—	—	(0.3)	—	(0.3)

Balance at December 31, 2009	0.4	0.5	2.7	—	3.6
Cash payments	—	(0.2)	—	—	(0.2)
Adjustments to reserve	(0.2)	—	—	—	(0.2)
Foreign currency translation	(0.1)	(0.1)	—	—	(0.2)

Balance at December 31, 2010	$0.1	$0.2	$2.7	$—	$3.0

Contract termination costs relate to the termination of a European distributor agreement that is currently in litigation but is expected to be paid in 2011.
In conjunction with the plan for the integration of Arrow and the Company’s Medical businesses, the Company has taken actions that affect employees and facilities of Teleflex. This aspect of the integration plan is explained in Note 4, “Restructuring and other impairment charges.” Costs that affect employees and facilities of Teleflex are charged to earnings and included in “restructuring and other impairment charges” in the consolidated statements of income for the periods in which the costs are incurred.